ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 80,242	$ 89,289
Wages payable	35,881	35,752
Accrued liabilities	16,366	27,372
Other liabilities	40,885	32,916
Accounts payable and accrued liabilities	$ 173,374	$ 185,329